Acquisitions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Mar. 31, 2019	Nov. 30, 2018	Apr. 30, 2018
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 0	$ 0
Integration and acquisition-related transaction costs	$ 3,900,000	$ 11,000,000	$ 4,500,000
Atrenne
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							$ 140,300,000
Working capital adjustment					$ 1,400,000
Amortization expense annual increase	6,000,000
Impakt
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 324,100,000
Working capital adjustment				$ 1,300,000
Amortization expense annual increase	15,000,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 2,200,000